Note 6 - Related Party Transactions	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

6. Related Party Transactions

Details of the Company’s transactions with related parties did not change in the six-month period ended  June 30, 2022 and are discussed in Note 8 of the Company’s consolidated financial statements for the year ended  December 31, 2021, included in the 2021 Annual Report.

The Company’s vessel owning companies are parties to management agreements with the Management Company, which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro 685 and Euro 720 for the six-month periods ended  June 30, 2021 and 2022, respectively, under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to $2,148,221 and $2,345,944 in the six-month periods ended  June 30, 2021 and 2022, respectively. The MMA was further renewed on  January 1, 2018 for an additional five-year term until  January 1, 2023 with the 5% volume discount permanently incorporated in the daily management fee. The daily management fee was adjusted for inflation at Euro 720 for the year 2022 from Euro 685 in the year 2021 and  may be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of comprehensive income.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For each of the six-month periods ended  June 30, 2021 and 2022, compensation paid to the Management Company for such additional services to the Company was $1,000,000. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of  December 31, 2021 and  June 30, 2022, the amount due to related company was $309,970 and $100,564, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. Commissions to Eurochart S.A. for chartering services were $338,985 and $1,218,107 for the six-month periods ended  June 30, 2021 and 2022, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of comprehensive income. In May and June 2022, the Company withheld the amount of $350,000 from the sellers of M/V “Rena P” and M/V “Emmanuel P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessels.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $42,998 and $65,997 in the first six months of 2021, respectively. In the first six months of 2022, total fees charged by Sentinel and Technomar were $59,834 and $121,600, respectively.  These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of comprehensive income.

On  November 1, 2019, the Company entered into an agreement with a related party, Colby Trading Ltd., a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw $2.5 million loan to finance working capital needs. The loan was fully repaid on  March 31, 2021. The interest rate applied on the agreement was 8% per annum and interest on the loan was payable quarterly. Within the first quarter of 2021 the Company paid $50,000 for interest.